Cash flow disclosures	12 Months Ended
Dec. 31, 2022
Cash flow disclosures
Cash flow disclosures

28       Cash flow disclosures

	At December 31,
	2022	2021	2020
Changes in working capital
Other receivables and credits	(55,064)	(4,503)	46,571
Inventories	(3,566)	(2,767)	2,358
Other liabilities	989	(4,985)	(14,831)
	(57,641)	(12,255)	34,098

The most significant non-cash transactions are detailed below:

	For the year ended December 31,
	2022	2021	2020
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	(111)	(13)	(3)
Right-of-use asset initial recognition with an increase in Lease liabilities	(465)	(2,407)	(7,878)
Concession fees paid with credit of financial re-equilibrium	(15,434)	(25,473)	-
Constitution/of Interest Payment Account	-	29,960	-
Other taxes paid with financial re-equilibrium	-	(2,438)	-
Compensation of trade receivables	27,844	-	-
Application of credits compensated with concession fees	(24,126)	-	-
Application of credits compensated with other liabilities	(3,717)	-	-
Income tax paid with tax certificates	(971)	-	(1,227)
Borrowings cost capitalization	-	-	(84)

28       Cash flow disclosures (Cont.)

Reconciliation of debt:

According to the IAS 7, the movements in the debt of the year that impact on the cash flow as part of the financing activities are detailed below:

	Bank and financial
	borrowings	Notes	Bank overdrafts	Total
Values at the beginning of the year	612,269	827,334	-	1,439,603
Proceeds from borrowings	143,388	210,762	17,801	371,951
Loans and interest paid	(321,435)	(101,757)	(16,970)	(440,162)
Debt renegotiation expenses	(1,282)	(729)	-	(2,011)
Effects of exchange rate changes and inflation adjustment	(7,518)	(10,504)	(1,015)	(19,037)
Other non-cash movements *	53,482	61,427	184	115,093
Balances as of December 31, 2022	478,904	986,533	-	1,465,437

	Bank and financial
	borrowings	Notes	Banks overdrafts	Total
Values at the beginning of the year	664,337	680,480	-	1,344,817
Proceeds from borrowings	185,465	181,079	-	366,544
Loans and interest paid	(258,615)	(94,332)	-	(352,947)
Debt renegotiation expenses	(2,204)	(18,235)	-	(20,439)
Effects of exchange rate changes and inflation adjustment	(38,450)	(4,592)	-	(43,042)
Other non-cash movements *	61,736	82,934	-	144,670
Balances as of December 31, 2021	612,269	827,334	-	1,439,603

	Bank and financial
	borrowings	Notes	Banks overdrafts	Total
Values at the beginning of the year	575,282	633,062	-	1,208,344
Proceeds from borrowings	184,527	39,783	-	224,310
Loans and interest paid	(81,384)	(31,231)	-	(112,615)
Debt renegotiation expenses	(2,624)	(8,351)	-	(10,975)
Effects of exchange rate changes and inflation adjustment	(52,215)	6,036	-	(46,179)
Other non-cash movements *	40,751	41,181	-	81,932
Balances as of December 31, 2020	664,337	680,480	-	1,344,817

* This line mainly includes interest accrued.